Intangible Assets (Details Textual) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Amortization of Intangible Assets	$ 0.2	$ 0.2	$ 0.4	$ 0.4	$ 0.8	$ 0.3